Document and Entity Information	0 Months Ended
Oct. 03, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 03, 2013
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Oct. 03, 2013
Document Effective Date	Oct. 03, 2013
Prospectus Date	Sep. 01, 2013
WHV International Equity Fund | Class A
Risk/Return:
Trading Symbol	WHVAX
WHV International Equity Fund | Class I
Risk/Return:
Trading Symbol	WHVIX
WHV International Equity Fund | Class C
Risk/Return:
Trading Symbol	WHVCX